Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands		Total	Number of Shares [member]	Issued Capital [member]	Share Purchase Warrants Reserve [member]	Share Purchase Options Reserve [member]	Reserves Restricted Share Units Reserve [member]	LTI revaluation reserve (net of tax) [member]		Total Reserves [member]		Retained Earnings [member]
Balance at beginning of period at Dec. 31, 2016		$ 4,939,988		$ 3,445,914	$ 83,077	$ 26,063	$ 3,669	$ (57,508)	[1]	$ 55,301		$ 1,438,773
Balance, shares at beginning of period at Dec. 31, 2016		441,456,217	441,456,000
Total comprehensive income
Net earnings		$ 57,703										57,703
OCI	[1]	17,461						17,461		17,461
Total comprehensive income (loss)		75,164						17,461	[1]	17,461		57,703
Income tax recovery (expense)		65		65
SBC expense	[1]	5,051				3,037	2,014			5,051
Options exercised	[1]	$ 1,330		1,631		(301)				(301)
Options exercised, shares		70,600	71,000
RSUs released	[1]			505			(505)			(505)
RSUs released, shares		21,975	22,000
Dividends (Note 18.2)		$ (121,934)		23,914								(145,848)
Dividends (Note 18.2), shares		1,175,517	1,175,000
Balance end of period at Dec. 31, 2017		$ 4,899,664		$ 3,472,029	83,077	28,799	5,178	(40,047)	[1]	77,007		1,350,628
Balance, shares at end of period at Dec. 31, 2017		442,724,309	442,724,000	442,724,309
Total comprehensive income
Net earnings		$ 427,115										427,115
OCI	[1]	(42,647)						(42,647)		(42,647)
Total comprehensive income (loss)		384,468						(42,647)	[1]	(42,647)		427,115
Income tax recovery (expense)		14,389		$ 14,389
SBC expense	[1]	5,432				2,401	3,031			5,432
Options exercised	[1]	$ 878		1,076		(198)				(198)
Options exercised, shares		46,800	47,000
RSUs released	[1]			2,239			(2,239)			(2,239)
RSUs released, shares		104,178	104,000
Dividends (Note 18.2)		$ (132,915)		26,704								(159,619)
Dividends (Note 18.2), shares		1,461,074	1,461,000
Realized gain on disposal of LTIs (Note 16)		$ 34,061						(29,462)	[1]	(29,462)	[1]	29,462	[1]
Balance end of period at Dec. 31, 2018		$ 5,171,916		$ 3,516,437	$ 83,077	$ 31,002	$ 5,970	$ (112,156)	[1]	$ 7,893		$ 1,647,586
Balance, shares at end of period at Dec. 31, 2018		444,336,361	444,336,000	444,336,361

[1]	Definitions as follows: "OCI" = Other Comprehensive Income (Loss); "SBC" = Equity Settled Stock Based Compensation; "Options" = Share Purchase Options; "RSUs" = Restricted Share Units; "LTI's" = Long-Term Investments; "Warrants" = Share Purchase Warrants.